UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Michigan Municipal
Money Market Fund

March 31, 2005

1.814634.100

MIS-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.2%
	Principal Amount	Value
Michigan - 95.3%
Allen Park Pub. School District Participating VRDN Series ROC II R4007, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	$5,145,000	$5,145,000
Birmingham County School District Participating VRDN Series MT 81, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	7,495,000	7,495,000
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 2.36%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	13,675,000	13,675,000
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 2.38%, LOC Northern Trust Co., Chicago, VRDN (a)	4,935,000	4,935,000
Comstock Park Pub. Schools Participating VRDN Series ROC II R 2178, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	1,335,000	1,335,000
Delta County Econ. Dev. Corp. Envir. Impt. Rev. Participating VRDN Series PT 2371, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	3,115,000	3,115,000
Detroit City School District Participating VRDN:
ROC II R1033, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	3,675,000	3,675,000
Series AAB 04 39, 2.32% (Liquidity Facility ABN-AMRO Bank NV) (a)(d)	5,800,000	5,800,000
Series PT 2158, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	1,000,000	1,000,000
Series ROC II R4004, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,770,000	5,770,000
Detroit Econ. Dev. Corp. Resource Recovery Rev. Participating VRDN Series Merlots 01 A90, 2.4% (Liquidity Facility Wachovia Bank NA) (a)(b)(d)	2,500,000	2,500,000
Detroit Swr. Disp. Rev. Participating VRDN:
Series MACN 02 G, 2.36% (Liquidity Facility Bank of America NA) (a)(d)	8,520,000	8,520,000
Series Merlots 00 I, 2.35% (Liquidity Facility Wachovia Bank NA) (a)(d)	9,300,000	9,300,000
Series Merlots 01 A103, 2.35% (Liquidity Facility Wachovia Bank NA) (a)(d)	10,005,000	10,005,000
Series Merlots 01 A112, 2.35% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,075,000	5,075,000
Series Merlots 04 B2, 2.35% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,790,000	5,790,000
Series Merlots B41, 2.35% (Liquidity Facility Wachovia Bank NA) (a)(d)	2,255,000	2,255,000
Series PA 1183, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev. Participating VRDN: - continued
Series PT 2595, 2.31% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	$6,100,000	$6,100,000
Series SGB 47, 2.32% (Liquidity Facility Societe Generale) (a)(d)	5,800,000	5,800,000
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 2.35% (Liquidity Facility Wachovia Bank NA) (a)(d)	4,500,000	4,500,000
Series PA 1151, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,405,000	5,405,000
Series PT 2587, 2.31% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	3,275,000	3,275,000
Series Putters 200, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,370,000	5,370,000
Series Putters 345, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,495,000	8,495,000
Series Putters 783, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,570,000	3,570,000
Series SG 64, 2.31% (Liquidity Facility Societe Generale) (a)(d)	3,500,000	3,500,000
Series SGB 6, 2.32% (Liquidity Facility Societe Generale) (a)(d)	9,570,000	9,570,000
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 2.32% (Liquidity Facility Citibank NA, New York) (a)(d)	8,200,000	8,200,000
East Lansing School District Participating VRDN Series SGA 114, 2.3% (Liquidity Facility Societe Generale) (a)(d)	6,000,000	6,000,000
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 2.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,020,000	6,020,000
Genesee County Econ. Dev. Corp. (Creative Foam Corp. Proj.) Series 1994, 2.45%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,000,000	1,000,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 2.31%, LOC Nat'l. City Bank, VRDN (a)	2,000,000	2,000,000
Hartland Consolidated School District Participating VRDN Series MSTC 01 127 Class A, 2.3% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	6,655,000	6,655,000
Holland Charter Township Econ. Dev. Corp. Rev. (Chicago Mission Proj.) 2.39%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,435,000	2,435,000
Jackson County Hosp. Fin. Auth. Hosp. Rev. (W.A. Foote Mem. Hosp.) Series 2005 B, 2.3%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	6,200,000	6,200,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Jackson Pub. Schools RAN Series B, 2.45% 5/23/05, LOC Comerica Bank, Detroit	$1,500,000	$1,501,757
Kentwood Pub. Schools Participating VRDN Series EGL 03 24, 2.32% (Liquidity Facility Citibank NA, New York) (a)(d)	3,195,000	3,195,000
Lowell Area Schools Bonds:
0% 5/1/15 (Pre-Refunded to 5/1/05 @ 49.0888) (c)	9,375,000	4,593,920
0% 5/1/20 (Pre-Refunded to 5/1/05 @ 33.6439) (c)	10,000,000	3,358,430
Macomb County Hosp. Fin. Auth. Rev. (Mount Clemens Gen. Hosp. Proj.) Series 2003 A1, 2.4%, LOC Comerica Bank, Detroit, VRDN (a)	6,000,000	6,000,000
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.) Series I, 5% 4/15/05	1,000,000	1,001,278
Participating VRDN:
Series EGL 01 2202, 2.32% (Liquidity Facility Citibank NA, New York) (a)(d)	3,000,000	3,000,000
Series Merlots 04 B10, 2.35% (Liquidity Facility Wachovia Bank NA) (a)(d)	5,115,000	5,115,000
Series MS 00 481X, 2.32% (Liquidity Facility Morgan Stanley) (a)(d)	2,670,000	2,670,000
Series MS 886, 2.32% (Liquidity Facility Morgan Stanley) (a)(d)	1,700,000	1,700,000
Series PT 2177, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,155,000	6,155,000
Series PT 2234, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,880,000	5,880,000
Series ROC II R 4551, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	5,205,000	5,205,000
Series ROC II R2064, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	2,755,000	2,755,000
Series ROC II R4057, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	2,210,000	2,210,000
Michigan Gen. Oblig. Bonds:
(Multi-Modal Envir. Prog.) Series A, 1.95% tender 10/19/05 (Liquidity Facility DEPFA BANK PLC), CP mode	10,000,000	10,000,000
(Multi-Modal School Ln. Prog.) Series B, 2.2% tender 10/5/05, CP mode	3,250,000	3,250,000
Michigan Higher Ed. Student Ln. Auth. Rev.:
Participating VRDN Series PA 1064, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	7,420,000	7,420,000
2.32% (AMBAC Insured), VRDN (a)(b)	4,000,000	4,000,000
Michigan Hosp. Fin. Auth. Hosp. Rev.:
(Health Care Equip. Ln. Prog.):
Series B, 2.15%, LOC Standard Fed. Bank, VRDN (a)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Hosp. Rev.: - continued
(Health Care Equip. Ln. Prog.): - continued
Series C, 2.15%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	$7,500,000	$7,500,000
(United Memorial Hosp. Assoc. Proj.) Series 1999, 2.3%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(b)	8,970,000	8,970,000
Michigan Hosp. Fin. Auth. Rev. Series B:
2.15%, LOC Standard Fed. Bank, VRDN (a)	1,700,000	1,700,000
2.15%, LOC Standard Fed. Bank, VRDN (a)	3,600,000	3,600,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Hunt Club Apts. Proj.) 2.33%, LOC Fannie Mae, VRDN (a)(b)	5,600,000	5,600,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2000 A, 2.31% (MBIA Insured), VRDN (a)(b)	3,400,000	3,400,000
Series 2004 A, 2.3% (FGIC Insured), VRDN (a)(b)	10,450,000	10,450,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Participating VRDN Series PT 01 556, 2.36% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(d)	3,630,000	3,630,000
Series 1999 B2, 2.32% (MBIA Insured), VRDN (a)(b)	5,700,000	5,700,000
Series 2002 A, 2.32% (MBIA Insured), VRDN (a)(b)	5,000,000	5,000,000
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series EGL 00 2201, 2.32% (Liquidity Facility Citibank NA, New York) (a)(d)	9,500,000	9,500,000
Series MS 718, 2.32% (Liquidity Facility Morgan Stanley) (a)(d)	12,946,000	12,946,000
Series MSTC 02 204, 2.3% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)	10,395,000	10,395,000
Series ROC II R 339, 2.32% (Liquidity Facility Citibank NA) (a)(d)	8,135,000	8,135,000
RAN:
(Detroit School District Proj.) 3.75% 3/21/06, LOC JPMorgan Chase Bank	12,000,000	12,136,076
Series B1, 3% 8/19/05	10,000,000	10,052,818
Michigan Strategic Fund Indl. Dev. Rev. (Althaus Family Investors II Proj.) Series 1997, 2.48%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	2,055,000	2,055,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
Bonds (Dow Chemical Co. Proj.) Series 2003 A1, 2.15% tender 4/1/05, CP mode (b)	5,900,000	5,900,000
Participating VRDN Series MS 00 382, 2.32% (Liquidity Facility Morgan Stanley) (a)(d)	2,000,000	2,000,000
(BC&C Proj.) 2.43%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,560,000	1,560,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Biewer of Lansing LLC Proj.) Series 1999, 2.42%, LOC Standard Fed. Bank, VRDN (a)(b)	$1,150,000	$1,150,000
(Bosal Ind. Proj.) Series 1998, 2.42%, LOC Bank of New York, New York, VRDN (a)(b)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 2.45%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,900,000	1,900,000
(Conti Properties LLC Proj.) Series 1997, 2.43%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,560,000	2,560,000
(Creative Foam Corp. Proj.) 2.45%, LOC JPMorgan Chase Bank, VRDN (a)(b)	800,000	800,000
(Doss Ind. Dev. Co. Proj.) 2.45%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,200,000	2,200,000
(Fintex LLC Proj.) Series 2000, 2.43%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,020,000	2,020,000
(Future Fence Co. Proj.) 2.43%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,450,000	2,450,000
(Grandview Plaza Riverview Assoc. One LP Proj.) 2.39%, LOC Nat'l. City Bank, VRDN (a)(b)	1,675,000	1,675,000
(HP Pelzer Automotive Sys. Sterling Heights Proj.) 2.35%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,050,000	2,050,000
(John H. Dekker & Sons Proj.) Series 1998, 2.44%, LOC Standard Fed. Bank, VRDN (a)(b)	1,015,000	1,015,000
(K&M Engineering, Inc. Proj.) 2.43%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,580,000	1,580,000
(LPB LLC Proj.) 2.45%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,700,000	2,700,000
(Majestic Ind., Inc. Proj.) 2.43%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,275,000	2,275,000
(Mans Proj.) Series 1998, 2.43%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,820,000	1,820,000
(Mid-American Products, Inc. Proj.) Series 1998 2.42%, LOC Standard Fed. Bank, VRDN (a)(b)	1,345,000	1,345,000
(Orchestra Place Renewal Proj.) Series 2000, 2.22%, LOC ABN-AMRO Bank NV, VRDN (a)	5,800,000	5,800,000
(PBL Enterprises, Inc. Proj.) Series 1997, 2.43%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,175,000	2,175,000
(Pioneer Laboratories, Inc. Proj.) 2.35%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,600,000	2,600,000
(S&S LLC Proj.) Series 2000, 2.37%, LOC Standard Fed. Bank, VRDN (a)(b)	2,700,000	2,700,000
(SBC Ventures LLC Proj.) 2.43%, LOC Comerica Bank, Detroit, VRDN (a)(b)	4,000,000	4,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(TEI Invts. LLC Proj.) Series 1997, 2.43%, LOC Comerica Bank, Detroit, VRDN (a)(b)	$600,000	$600,000
(Temperance Enterprise Proj.) Series 1996, 2.39%, LOC Nat'l. City Bank, VRDN (a)(b)	2,080,000	2,080,000
(The Monarch Press, Inc. Proj.) Series 2000, 2.43%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,900,000	1,900,000
(The Spiratex Co. Proj.) Series 1994, 2.45%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,000,000	1,000,000
(Trilan LLC Proj.) 2.45%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,000,000	3,000,000
(Unified-Boring Co., Inc. Proj.) Series 1992, 2.55%, LOC Comerica Bank, Detroit, VRDN (a)(b)	600,000	600,000
(Vent-Rite Valve Corp. Proj.) 2.39%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	705,000	705,000
(W.H. Porter, Inc. Proj.) Series 2001, 2.43%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,550,000	3,550,000
(Windcrest Properties LLC Proj.) 2.27%, LOC Comerica Bank, Detroit, VRDN (a)(b)	4,300,000	4,300,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 2.38%, LOC JPMorgan Chase Bank, VRDN (a)	12,740,000	12,740,000
Michigan Strategic Fund Rev. (Rest Haven Christian Services Proj.) Series A, 2.31%, LOC KBC Bank NV, VRDN (a)	3,195,000	3,195,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 2.43%, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,300,000	6,300,000
Rockford Pub. Schools Participating VRDN Series MS 01 589, 2.32% (Liquidity Facility Morgan Stanley) (a)(d)	2,135,000	2,135,000
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 2.32% (Liquidity Facility Morgan Stanley) (a)(d)	11,895,000	11,895,000
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.) Series 2001, 2.38%, LOC JPMorgan Chase Bank, VRDN (a)	12,565,000	12,565,000
Sturgis Pub. School District Participating VRDN Series Putters 728, 2.32% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(d)	1,875,000	1,875,000
Van Buren Township Local Dev. Fin. Auth. Participating VRDN Series ROC 4518, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	7,700,000	7,700,000
Wayne-Westland Cmnty. Schools Participating VRDN:
Series MS 98 56, 2.32% (Liquidity Facility Morgan Stanley) (a)(d)	7,465,000	7,465,000
Series MS 98 67, 2.32% (Liquidity Facility Morgan Stanley) (a)(d)	10,895,000	10,895,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
West Branch Rose City Area School District Participating VRDN Series ROC II R7511, 2.32% (Liquidity Facility Citibank NA) (a)(d)	$6,120,000	$6,120,000
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Participating VRDN Series Merlots A96, 2.35% (Liquidity Facility Wachovia Bank NA) (a)(d)(e)	5,700,000	5,700,000
Whitmore Lake Pub. School District Participating VRDN Series ROC II R4515, 2.32% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(d)	3,895,000	3,895,000
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.) 2.33%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	11,000,000	11,000,000
		582,255,279
New York - 0.9%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 02 3, 2.48% (Liquidity Facility Bank of New York, New York) (a)(b)(d)	5,500,000	5,500,000
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $587,755,279)		587,755,279
NET OTHER ASSETS - 3.8%		23,432,283
NET ASSETS - 100%		$611,187,562
Security Type Abbreviations
CP-COMMERCIAL PAPER
RAN-REVENUE ANTICIPATION NOTE
VRDN-VARIABLE RATE DEMAND NOTE
Legend
(a)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b)Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)Security collateralized by an amount sufficient to pay interest and principal.
(d)Provides evidence of ownership in one or more underlying municipal bonds.

(e)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,700,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Participating VRDN Series Merlots A96, 2.35% (Liquidity Facility Wachovia Bank NA)	11/2/01	$5,700,000
Income Tax Information
At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $587,755,279.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Ohio Municipal
Money Market Fund

March 31, 2005

1.814643.100

OFS-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 94.7%
	Principal Amount	Value
Georgia - 0.7%
Columbus Wtr. & Swr. Rev. Participating VRDN Series PT 2516, 2.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$5,185,000	$5,185,000
Ohio - 94.0%
Akron Bath Copley Hosp. District Rev. Series B, 2.29%, LOC JPMorgan Chase Bank, VRDN (b)	7,500,000	7,500,000
Akron Gen. Oblig. BAN 2.75% 11/3/05	9,133,000	9,178,075
Akron Income Tax Rev. Participating VRDN:
Series ROC II R2137, 2.31% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (b)(d)	1,390,000	1,390,000
Series ROC II R259, 2.31% (Liquidity Facility Citibank NA) (b)(d)	2,210,000	2,210,000
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 2.24%, tender 8/14/05 (b)	9,439,000	9,439,000
Ashtabula County Indl. Dev. Rev. (Plasticolors, Inc. Proj.) Series 1996 A, 2.42%, LOC Key Bank NA, VRDN (b)(c)	1,795,000	1,795,000
Blue Ash Gen. Oblig. BAN 2.35% 11/15/05	3,000,000	3,000,000
Butler County Gen. Oblig. BAN Series C, 2.5% 6/9/05	4,005,000	4,011,180
Cambridge Hosp. Facilities Rev. (Southeastern Reg'l. Med. Ctr. Proj.) 2.2%, LOC Nat'l. City Bank, VRDN (b)	4,525,000	4,525,000
Cincinnati City School District Participating VRDN Series EGL 04 34, 2.31% (Liquidity Facility Citibank NA) (b)(d)	1,295,000	1,295,000
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 2.35% (Liquidity Facility Sallie Mae), VRDN (b)(c)	7,700,000	7,700,000
Series 1998 A2, 2.35% (Liquidity Facility Sallie Mae), VRDN (b)(c)	19,800,000	19,800,000
Clark County Health Care Facilities Rev. (The Ohio Masonic Home Proj.) 2.33% (AMBAC Insured), VRDN (b)	5,400,000	5,400,000
Clermont County Indl. Dev. Rev. (American Micro Products Proj.) 2.42%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	2,040,000	2,040,000
Cleveland Arpt. Sys. Rev. Participating VRDN:
Series PT 799, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,500,000	1,500,000
Series Stars 81, 2.37% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	5,610,000	5,610,000
Cleveland Gen. Oblig. Participating VRDN Series PT 2032, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,050,000	3,050,000
Cleveland Wtrwks. Rev. Bonds Series Merlots 01 A24, 2.11%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	4,020,000	4,020,000
Columbus City School District Participating VRDN Series PT 2278, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,755,000	2,755,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Columbus Gen. Oblig. Participating VRDN:
Series IXIS 05 2 Class A, 2.31% (Liquidity Facility CDC Fin.-CDC Ixis) (b)(d)	$10,155,000	$10,155,000
Series MS 01 585, 2.31% (Liquidity Facility Morgan Stanley) (b)(d)	5,175,000	5,175,000
Cuyahoga County Arpt. Facilities Rev. (Corporate Wings-Cleveland LLC Proj.) 2.39%, LOC Nat'l. City Bank, VRDN (b)(c)	3,800,000	3,800,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp. Proj.) 2.35%, LOC Key Bank NA, VRDN (b)	4,515,000	4,515,000
Cuyahoga County Econ. Dev. Rev. (Cleveland Botanical Garden Proj.) 2.31%, LOC Allied Irish Banks PLC, VRDN (b)	10,000,000	10,000,000
Cuyahoga County Health Care Facilities Rev.:
(Althenheim Proj.) 2.43%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,475,000	6,475,000
(The A.M. McGregor Home Proj.) 2.31%, LOC Key Bank NA, VRDN (b)	4,425,000	4,425,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 2.45%, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,365,000	1,365,000
(Pubco Corp. Proj.) Series 2001, 2.39%, LOC Nat'l. City Bank, VRDN (b)(c)	2,905,000	2,905,000
(The Great Lakes Brewing Co. Proj.) Series 1997, 2.48%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	3,790,000	3,790,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Sub Series B3, 2.35%, VRDN (b)	2,500,000	2,500,000
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 2.36%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	7,015,000	7,015,000
Dayton Gen. Oblig. BAN 3% 7/7/05 (c)	2,650,000	2,656,902
Dayton School District Participating VRDN Series SG 173, 2.31% (Liquidity Facility Societe Generale) (b)(d)	13,030,000	13,030,000
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 2.3%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	3,725,000	3,725,000
Erie County Gen. Oblig. BAN 3.25% 4/12/06 (a)	13,000,000	13,050,440
Erie County Multi-family Hsg. Rev. (Providence Residential Comnty. Corp. Proj.) Series 1999 A, 2.43%, LOC JPMorgan Chase Bank, VRDN (b)	10,060,000	10,060,000
Franklin County Multi-family Rev.:
(Golf Pointe Apts. Proj.) Series 2000 A, 2.35%, LOC Lasalle Bank NA, VRDN (b)(c)	6,690,000	6,690,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Franklin County Multi-family Rev.: - continued
(Hanover Ridge Apts. Proj. 2.38%, LOC Fannie Mae, VRDN (b)(c)	$4,350,000	$4,350,000
Geauga County Health Care Facilities Rev. (Montefiore Hsg. Corp. Proj.) Series 2001, 2.35%, LOC Key Bank NA, VRDN (b)	5,710,000	5,710,000
Grove City Gen. Oblig. BAN 3% 8/25/05	8,044,000	8,072,058
Hamilton County Health Care Facilities Rev. 2.36%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,145,000	4,145,000
Hamilton Gen. Oblig. BAN:
3% 5/5/05	2,975,000	2,978,184
3.5% 3/28/06	9,800,000	9,889,709
Independence Gen. Oblig. BAN 2.25% 5/11/05	8,400,000	8,402,163
Jackson Local School District Stark & Summit Counties Participating VRDN Series PT 2334, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,005,000	4,005,000
Kettering Indl. Dev. Rev. (Millat Industries Corp. Proj.) 2.39%, LOC Nat'l. City Bank, VRDN (b)(c)	3,120,000	3,120,000
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 2.48%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	950,000	950,000
(Norshar Co. Proj.) 2.45%, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,925,000	2,925,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 2.4%, LOC JPMorgan Chase Bank, VRDN (b)	2,400,000	2,400,000
Lucas County Multi-family Rev. (Lakewoods Proj.) 2.42%, LOC Key Bank NA, VRDN (b)(c)	4,000,000	4,000,000
Medina County Indl. Dev. Rev.:
(Firedex, Inc. Proj.) Series 1997, 2.42%, LOC Key Bank NA, VRDN (b)(c)	865,000	865,000
(Rembond Proj.) Series 1996, 2.45%, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,845,000	1,845,000
Montgomery County Health Care Facilities Rev.:
(Eastway Corp. & Property Resource Proj.) Series 1997, 2.48%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	2,640,000	2,640,000
(Kettering Affiliated Proj.) 2.4%, LOC JPMorgan Chase Bank, VRDN (b)	2,400,000	2,400,000
Montgomery County Multi-family Hsg. Dev. Rev. (Pedcor Invts.-Lyons Gate Proj.) 2.33%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(c)	4,306,000	4,306,000
North Ridgeville Gen. Oblig. BAN 2.48% 12/15/05	8,965,000	8,976,120
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.:
Participating VRDN Series PA 769R, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$4,180,000	$4,180,000
(AK Steel Corp. Proj.) Series A, 2.32%, LOC ABN-AMRO Bank NV, VRDN (b)(c)	7,100,000	7,100,000
Ohio Bldg. Auth. Participating VRDN:
Series FRRI 02 L 31J, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	5,375,000	5,375,000
Series LB 04 L21J, 2.31% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	7,100,000	7,100,000
Series PT 1824, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,400,000	6,400,000
Series Putters 790, 2.32% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,200,000	3,200,000
Series Putters 793, 2.32% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	2,080,000	2,080,000
Ohio Gen. Oblig. Participating VRDN:
Series PT 1831, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,605,000	5,605,000
Series PT 2046, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,280,000	4,280,000
Series PT 2137, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,610,000	5,610,000
Series PT 2139, 2.31% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,315,000	4,315,000
Series Putters 389, 2.3% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,985,000	1,985,000
Series ROC II R341, 2.31% (Liquidity Facility Citibank NA) (b)(d)	3,895,000	3,895,000
Series ROC II R7508, 2.31% (Liquidity Facility Citibank NA) (b)(d)	11,230,000	11,230,000
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series MS 98 116, 2.31% (Liquidity Facility Morgan Stanley) (b)(d)	10,120,000	10,120,000
(Ashland Univ. Proj.) 2.33%, LOC Key Bank NA, VRDN (b)	9,000,000	9,000,000
(Pooled Fing. Prog.):
Series 1996, 2.35%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,095,000	2,095,000
Series 1997, 2.35%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	2,000,000	2,000,000
Series 1998, 2.15%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,935,000	9,935,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
Series 1999, 2.35%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$8,565,000	$8,565,000
Series 2004 B, 2.3%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,615,000	5,615,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Bonds Series Merlots 00 A1, 2.17%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA) (b)(c)(d)(e)	5,510,000	5,510,000
Participating VRDN:
Series BA 00 Q, 2.43% (Liquidity Facility Bank of America NA) (b)(c)(d)	250,000	250,000
Series BA 01 I, 2.4% (Liquidity Facility Bank of America NA) (b)(c)(d)	3,875,000	3,875,000
Series BA 98 B, 2.43% (Liquidity Facility Bank of America NA) (b)(c)(d)	14,695,000	14,695,000
Series BA 98 Q, 2.43% (Liquidity Facility Bank of America NA) (b)(c)(d)	4,600,000	4,600,000
Series BA 99 Q, 2.43% (Liquidity Facility Bank of America NA) (b)(c)(d)	620,000	620,000
Series FRRI 25, 2.36% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	1,170,000	1,170,000
Series LB 03 L46J, 2.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	6,340,000	6,340,000
Series Merlots 01 A78, 2.4% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	1,950,000	1,950,000
Series Merlots 02 A34, 2.4% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	1,765,000	1,765,000
Series PT 1334, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,060,000	5,060,000
Series PT 228, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,160,000	4,160,000
Series PT 241, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,920,000	2,920,000
Series PT 567, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,160,000	3,160,000
Series PT 582, 2.36% (Liquidity Facility Svenska Handelsbanken AB) (b)(c)(d)	2,400,000	2,400,000
Series B, 2.32% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(c)	11,990,000	11,990,000
Series F, 2.33% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(c)	6,400,000	6,400,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 2.36%, LOC Key Bank NA, VRDN (b)(c)	$5,700,000	$5,700,000
(Pedcor Invt. Willowlake Apts. Proj.):
Series A, 2.35%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	2,835,000	2,835,000
Series B, 2.45%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	475,000	475,000
Series C, 2.45%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	555,000	555,000
Series D, 2.45%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(c)	555,000	555,000
(Pine Crossing Apts. Proj.) 2.35%, LOC Lasalle Bank NA, VRDN (b)(c)	5,670,000	5,670,000
(Shannon Glenn Apts. Proj.) 2.35%, LOC Fannie Mae, VRDN (b)(c)	11,800,000	11,800,000
(Wingate at Belle Meadows Proj.) 2.35%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(c)	8,750,000	8,750,000
Ohio Indl. Dev. Rev.:
(K&S Realty Proj.) Series 1989 I, 2.35%, LOC Nat'l. City Bank, VRDN (b)(c)	105,000	105,000
(K&S Realty/Starr Fabricating, Inc. Proj.) Series 1989 III, 2.35%, LOC Nat'l. City Bank, VRDN (b)(c)	135,000	135,000
(Midwest Acoust-A-Fiber, Inc. Proj.) Series 1989 I, 2.35%, LOC Nat'l. City Bank, VRDN (b)(c)	50,000	50,000
(Standby Screw & Machine Proj.) Series 1991 IA, 2.35%, LOC Nat'l. City Bank, VRDN (b)(c)	100,000	100,000
Ohio Solid Waste Rev.:
(BP Amoco Chemical Co. Proj.) 2.36% (BP PLC Guaranteed), VRDN (b)(c)	3,950,000	3,950,000
(BP Exploration & Oil, Inc. Proj.) Series 2000, 2.36% (BP PLC Guaranteed), VRDN (b)(c)	1,000,000	1,000,000
(BP Products NA, Inc. Proj.) 2.36% (BP PLC Guaranteed), VRDN (b)(c)	3,700,000	3,700,000
Ohio State Univ. Gen. Receipts Participating VRDN Series MS 851, 2.31% (Liquidity Facility Morgan Stanley) (b)(d)	8,260,000	8,260,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MS 98 71, 2.31% (Liquidity Facility Morgan Stanley) (b)(d)	11,790,000	11,790,000
Ohio Univ. Gen. Receipts Rev. Bonds (Ohio State Univ. Proj.) Series 2003 C, 2.25% tender 8/1/05, CP mode	19,650,000	19,650,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 2.35%, LOC Fleet Bank NA, VRDN (b)(c)	4,700,000	4,700,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(Cleveland Elec. Illuminating Co. Proj.) Series A, 2.3%, LOC Barclays Bank PLC, VRDN (b)(c)	$6,000,000	$6,000,000
(Toledo Edison Co. Proj.) Series A, 2.3%, LOC Barclays Bank PLC, VRDN (b)(c)	3,800,000	3,800,000
Ohio Wtr. Dev. Auth. Rev. Bonds (Premcor Refining Group Proj.) 2.38%, tender 12/1/05, LOC Fleet Nat'l. Bank (b)(c)	10,000,000	10,000,000
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev. (Timken Co. Proj.) Series 1997, 2.35%, LOC Wachovia Bank NA, VRDN (b)(c)	24,000,000	23,999,999
Perrysburg Gen. Oblig. BAN 2.2% 8/11/05	1,955,000	1,957,772
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 2.35%, LOC JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,500,000	6,500,000
Portage County Indl. Dev. Rev. (Mantaline Corp. Proj.) 2.39%, LOC Nat'l. City Bank, VRDN (b)(c)	2,695,000	2,695,000
Richland County Health Care Facilities Rev. (Mansfield Memorial Homes Proj.) Series 2002, 2.38%, LOC Key Bank NA, VRDN (b)	4,870,000	4,870,000
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 2.43%, LOC Standard Fed. Bank, VRDN (b)(c)	1,800,000	1,800,000
Rickenbacker Port Auth. Indl. Dev. (Micro Industries Corp. Proj.) Series 2000, 2.45%, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,590,000	2,590,000
Salem City Hosp. Facilities Rev. Series 2000, 2.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,600,000	5,600,000
Stark County Indl. Dev. Rev.:
(H-P Products, Inc. Proj.) 2.42%, LOC Key Bank NA, VRDN (b)(c)	2,340,000	2,340,000
(Kidd Dev. Proj.) 2.45%, LOC JPMorgan Chase Bank, VRDN (b)(c)	2,870,000	2,870,000
Summit County Indl. Dev. Rev.:
(Commercial Alloys Corp. Proj.):
2.44%, LOC Nat'l. City Bank, VRDN (b)(c)	1,700,000	1,700,000
2.5%, LOC Nat'l. City Bank, VRDN (b)(c)	2,575,000	2,575,000
(Kaiser Dev. Proj.) 2.45%, LOC Nat'l. City Bank, VRDN (b)(c)	650,000	650,000
(Keltec, Inc. Proj.) Series 1987, 2.45%, LOC Nat'l. City Bank, VRDN (b)(c)	115,000	115,000
(Mannix Co. Proj.) Series 1987, 2.45%, LOC JPMorgan Chase Bank, VRDN (b)(c)	620,000	620,000
(Sigma Properties Proj.) Series 2000 B, 2.44%, LOC Nat'l. City Bank, VRDN (b)(c)	1,910,000	1,910,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Summit County Indl. Dev. Rev.: - continued
(Summit Plastic Co. Proj.) 2.44%, LOC Nat'l. City Bank, VRDN (b)(c)	$920,000	$920,000
(Triumph Hldgs. Proj.) 2.49%, LOC Nat'l. City Bank, VRDN (b)(c)	1,310,000	1,310,000
Tallmadge Gen. Oblig. BAN 3.25% 3/13/06	1,950,000	1,962,604
Toledo City School District Participating VRDN:
Series MS 889, 2.31% (Liquidity Facility Morgan Stanley) (b)(d)	1,807,500	1,807,500
Series Putters 655, 2.32% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,695,000	1,695,000
Toledo-Lucas County Port Auth. Rev. (P&G Industries Proj.) 2.39%, LOC Nat'l. City Bank, VRDN (b)(c)	1,980,000	1,980,000
Union County Gen. Oblig. BAN 2.5% 6/9/05	4,020,000	4,025,601
Univ. of Cincinnati Gen. Receipts BAN Series 2005 C, 4% 3/28/06	9,460,000	9,578,358
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 2.3%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	12,119,000	12,119,000
Wood County Indl. Dev. Rev.:
(CMC Group Proj.) Series 2001, 2.39%, LOC Nat'l. City Bank, VRDN (b)(c)	2,140,000	2,140,000
(Dowa THT America, Inc. Proj.) Series 1999, 2.42%, LOC Comerica Bank, Detroit, VRDN (b)(c)	3,800,000	3,800,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 2.45%, LOC JPMorgan Chase Bank, VRDN (b)(c)	5,900,000	5,900,000
		705,690,665
TOTAL INVESTMENT PORTFOLIO - 94.7% (Cost $710,875,665)		710,875,665
NET OTHER ASSETS - 5.3%		39,524,541
NET ASSETS - 100%		$750,400,206
Security Type Abbreviations
BAN-BOND ANTICIPATION NOTE
CP-COMMERCIAL PAPER
VRDN-VARIABLE RATE DEMAND NOTE
Legend
(a)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c)Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)Provides evidence of ownership in one or more underlying municipal bonds.

(e)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,530,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Cleveland Wtrwks. Rev. Bonds Series Merlots 01 A24, 2.11%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA)	3/16/01	$4,020,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Bonds Series Merlots 00 A1, 2.17%, tender 11/10/05 (Liquidity Facility Wachovia Bank NA)	9/25/00 - 11/12/03	$5,510,000
Income Tax Information
At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $710,875,665.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Pennsylvania Municipal
Money Market Fund

March 31, 2005

1.814638.100

PFR-QTLY-0505

Investments March 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.6%
	Principal Amount	Value
Pennsylvania - 96.6%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$2,000,000	$2,000,000
Allegheny County Gen. Oblig. Bonds Series C56, 4% 10/1/05 (FSA Insured)	6,595,000	6,658,236
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds (South Hills Health Sys. Proj.) Series 2000 A, 1.71%, tender 6/1/05, LOC PNC Bank NA, Pittsburgh (a)	3,900,000	3,900,000
Participating VRDN Series PT 762, 2.3% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	5,720,000	5,720,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport Realty Ltd. Proj.) 2.45%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	1,730,000	1,730,000
Allegheny County Indl. Dev. Auth. Rev.:
Bonds (Children's Museum of Pittsburgh Proj.) 1.85%, tender 10/1/05, LOC PNC Bank NA, Pittsburgh (a)	4,230,000	4,230,000
Participating VRDN Series Merlots A48, 2.35% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,000,000	3,000,000
(Doren, Inc. Proj.) Series 1997 C, 2.39%, LOC Nat'l. City Bank, PA, VRDN (a)(b)	1,500,000	1,500,000
(R.I. Lampus Co. Proj.) Series 1997 A, 2.39%, LOC Nat'l. City Bank, PA, VRDN (a)(b)	2,560,000	2,560,000
(Sacred Heart High School Proj.) 2.34%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	3,120,000	3,120,000
(UPMC Children's Hosp. Proj.) Series 2004 A, 2.4%, VRDN (a)	3,200,000	3,200,000
(UPMC Health Sys. Proj.) Series 2002 C, 2.3%, LOC Comerica Bank, Detroit, VRDN (a)	1,685,000	1,685,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 2.31% (Liquidity Facility Citibank NA, New York) (a)(c)	2,700,000	2,700,000
Berks County Indl. Dev. Auth. Rev. (Grafika Commercial Printing, Inc. Proj.) Series 1995, 2.39%, LOC Wachovia Bank NA, VRDN (a)(b)	695,000	695,000
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 2.17%, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,200,000	3,200,000
Bucks County Indl. Dev. Auth. Rev.:
(Double H Plastics, Inc. Proj.) Series 1993, 2.39%, LOC Wachovia Bank NA, VRDN (a)(b)	1,020,000	1,020,000
(Snowball Real Estate LP Proj.) 2.44%, LOC Wachovia Bank NA, VRDN (a)(b)	2,375,000	2,375,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.) Series 1996 A, 2.38%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(b)	$1,500,000	$1,500,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 2.47%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	5,825,000	5,825,000
Series 1998 A2, 2.48%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	3,300,000	3,300,000
Central Bucks School District Series 2000 A, 2.33% (FGIC Insured), VRDN (a)	4,125,000	4,125,000
Chester County Inter Unit 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,660,000	1,660,000
Harrisburg Auth. Wtr. Rev. Series A, 2.33% (FGIC Insured), VRDN (a)	2,800,000	2,800,000
Hatfield Township Indl. Dev. Auth. Exempt Facilities Rev. (Hatfield Quality Meats Proj.) 2.35%, LOC Bank of America NA, VRDN (a)(b)	2,500,000	2,500,000
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Exelon Generation Co. LLC Proj.) Series A, 2.28%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,000,000	3,000,000
Lackawanna County Gen. Oblig. Series 2004 B, 2.31% (FSA Insured), VRDN (a)	3,300,000	3,300,000
Lancaster County Hosp. Auth. Rev. (Health Ctr. Willow Valley Proj.) Series B, 2.31% (MBIA Insured), VRDN (a)	2,000,000	2,000,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.) Series 1997, 2.38%, VRDN (a)	2,880,000	2,880,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 2.39%, LOC Wachovia Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Lycoming County Indl. Dev. Auth. (FXD-Brodart Co. Proj.):
Series A, 2.43%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,905,000	1,905,000
Series C, 2.43%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,000,000	1,000,000
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev.:
(Peco Energy Co. Proj.) Series 1999 A, 2.3%, LOC Wachovia Bank NA, VRDN (a)	3,200,000	3,200,000
(RJI LP Proj.) Series 1992, 2.42%, LOC Nat'l. City Bank, VRDN (a)(b)	190,000	190,000
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1991, 2.08% tender 4/11/05, CP mode (b)	2,500,000	2,500,000
(Binney & Smith, Inc. Proj.) Series 1997 A, 2.34%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,350,000	2,350,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	$2,600,000	$2,600,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series B, 2.32%, LOC JPMorgan Chase Bank, VRDN (a)(b)	15,000,000	15,000,000
(Merck & Co. Proj.) Series 2000, 2.36%, VRDN (a)(b)	7,200,000	7,200,000
(York Wtr. Co. Proj.) Series B, 2.38% (XL Cap. Assurance, Inc. Insured), VRDN (a)(b)	3,500,000	3,500,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Dodge-Regupol, Inc. Proj.) Series D4, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	200,000	200,000
Series 1996 A2, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	700,000	700,000
Series 1996 A7, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	425,000	425,000
Series 1999 C4, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	900,000	900,000
Series 2002 B6, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	900,000	900,000
Series 2004 D2, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,900,000	2,900,000
Series 2004 D3, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,500,000	1,500,000
Series 2004 D6, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,800,000	2,800,000
Series B3, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,700,000	1,700,000
Series B5, 2.38%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,100,000	1,100,000
Pennsylvania Econ. Dev. Fing. Auth. Rev.:
(Westrum Hanover, LP Proj.) 2.33%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (a)(b)	2,500,000	2,500,000
(Westrum Harleysville II LP Proj.) 2.33%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (a)(b)	4,335,000	4,335,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Participating VRDN Series MT 47, 2.35% (Lloyds TSB Bank PLC Guaranteed) (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)(c)	4,500,000	4,500,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 2.345% (Sunoco, Inc. Guaranteed), VRDN (a)(b)	1,600,000	1,600,000
Series B, 2.53% (Sunoco, Inc. Guaranteed), VRDN (a)(b)	1,600,000	1,600,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Participating VRDN:
Series IXIS 05 4, 2.3% (Liquidity Facility CDC Fin.-CDC Ixis) (a)(c)	$3,000,000	$3,000,000
Series Merlots 04 B15, 2.35% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,100,000	3,100,000
Series MS 01 465, 2.32% (Liquidity Facility Morgan Stanley) (a)(c)	6,995,000	6,995,000
Series MS 1010, 2.31% (Liquidity Facility Morgan Stanley) (a)(c)	3,000,000	3,000,000
Series ROC II R343, 2.31% (Liquidity Facility Citibank NA) (a)(c)	4,410,000	4,410,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1997 A, 2.35% (AMBAC Insured), VRDN (a)(b)	2,900,000	2,900,000
Series 1999 A, 2.33% (AMBAC Insured), VRDN (a)(b)	4,000,000	4,000,000
Series 2000 A, 2.35% (AMBAC Insured), VRDN (a)(b)	4,000,000	4,000,000
Series 2001 B, 2.35% (FSA Insured), VRDN (a)(b)	800,000	800,000
Series 2002 B, 2.35% (FSA Insured), VRDN (a)(b)	2,800,000	2,800,000
Series A:
2.35% (AMBAC Insured), VRDN (a)(b)	2,500,000	2,500,000
2.35% (FSA Insured), VRDN (a)(b)	12,600,000	12,600,000
Series A1, 2.35% (AMBAC Insured), VRDN (a)(b)	5,600,000	5,600,000
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 2.25%, LOC Unicredito Italiano Spa, VRDN (a)	3,500,000	3,500,000
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 2.34% (Lloyds TSB Bank PLC Guaranteed) (Liquidity Facility Lloyds TSB Bank PLC) (a)(c)	3,290,000	3,290,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Mount Aloysius College Proj.) Series L3, 2.31%, LOC Allied Irish Banks PLC, VRDN (a)	2,600,000	2,600,000
Pennsylvania Hsg. Fin. Agcy.:
Bonds Series 2004 81A, 1.25% 4/1/05 (b)	510,000	510,000
Participating VRDN:
Series LB 04 L80, 2.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,400,000	3,400,000
Series PA 1235, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,280,000	2,280,000
Series PA 930, 2.33% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,995,000	4,995,000
Series PT 2068, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,320,000	5,320,000
Series PT 2190, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,440,000	5,440,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy.: - continued
Participating VRDN:
Series PT 890, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$1,795,000	$1,795,000
Series 2004 82B, 2.28% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(b)	24,975,000	24,975,000
Pennsylvania Pub. School Bldg. Auth. School Rev.:
Bonds Series Merlots 03 A42, 1.8%, tender 7/28/05 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	2,895,000	2,895,000
Participating VRDN Series MS 958, 2.32% (Liquidity Facility Morgan Stanley) (a)(c)	5,000,000	5,000,000
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN:
Series Putters 366Z, 2.3% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
Series ROC II R1005, 2.31% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,460,000	2,460,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series AAB 04 9, 2.32%, tender 4/7/05 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	3,100,000	3,100,000
Philadelphia Arpt. Rev. Participating VRDN Series SG 118, 2.37% (Liquidity Facility Societe Generale) (a)(b)(c)	2,600,000	2,600,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN:
Series LB 04 L17, 2.36% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,385,000	3,385,000
Series PA 882, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,200,000	2,200,000
Series Putters 217, 2.33% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	7,715,000	7,715,000
Philadelphia Gas Works Rev. Participating VRDN:
Series 1998 104, 2.32% (Liquidity Facility Morgan Stanley) (a)(c)	2,195,000	2,195,000
Series MS 906, 2.32% (Liquidity Facility Morgan Stanley) (a)(c)	3,000,000	3,000,000
Philadelphia Redev. Auth. Rev. Participating VRDN Series DB 134, 2.33% (Liquidity Facility Deutsche Bank AG) (a)(b)(c)	3,500,000	3,500,000
Philadelphia School District TRAN 3% 6/30/05	6,000,000	6,020,235
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series MS 773, 2.32% (Liquidity Facility Morgan Stanley) (a)(c)(d)	3,000,000	3,000,000
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,100,000	3,100,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 2.4%, LOC Dexia Cr. Local de France, VRDN (a)(b)	$6,320,000	$6,320,000
Schuylkill County Indl. Dev. Auth. Rev. (Metal Sales Manufacturing Corp.) Series 1995, 2.43%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	150,000	150,000
Scranton-Lackawanna Health & Welfare Auth. Rev. Participating VRDN Series Merlots 02 A18, 2.35% (Liquidity Facility Wachovia Bank NA) (a)(c)	2,575,000	2,575,000
Southeastern Pennsylvania Transit Auth. Spl. Rev. Participating VRDN Series BS 01 9016 Class A, 2.28% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	5,500,000	5,500,000
Venango Indl. Dev. Auth. Resource Recovery Rev. Bonds (Scrubgrass Generating Co. LP Proj.):
Series 1990 B, 2.1% tender 5/3/05, LOC Dexia Cr. Local de France, CP mode (b)	3,400,000	3,400,000
Series 1993:
2.1% tender 5/3/05, LOC Dexia Cr. Local de France, CP mode (b)	3,400,000	3,400,000
2.15% tender 5/2/05, LOC Dexia Cr. Local de France, CP mode (b)	2,000,000	2,000,000
TOTAL INVESTMENT PORTFOLIO - 96.6% (Cost $344,013,471)		344,013,471
NET OTHER ASSETS - 3.4%		12,056,811
NET ASSETS - 100%		$356,070,282
Security Type Abbreviations
CP-COMMERCIAL PAPER
TRAN-TAX AND REVENUE ANTICIPATION NOTE
VRDN-VARIABLE RATE DEMAND NOTE
Legend
(a)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b)Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)Provides evidence of ownership in one or more underlying municipal bonds.

(d)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,895,000 or 1.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Pennsylvania Pub. School Bldg. Auth. School Rev. Bonds Series Merlots 03 A42, 1.8%, tender 7/28/05 (Liquidity Facility Wachovia Bank NA)	9/18/03	$2,895,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series MS 773, 2.32% (Liquidity Facility Morgan Stanley)	4/2/03 - 3/30/05	$3,000,000
Income Tax Information
At March 31, 2005, the aggregate cost of investment securities for income tax purposes was $344,013,471.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	May 20, 2005